FORM N-23C-1

           STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH
          RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT TO RULE
                     N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING           October, 1996

                            TARGET INCOME FUND, INC.
               (Name of registered closed-end investment company)
----------------------------------------------------------------------------------------------------------
                                                                                        Approximate asset
                                                                                           Value or
                                       Number of   Price      Approximate asset         Name of Seller
Date of      Identification of          Shares      Per       coverage per share        Or of Seller's
Transaction      Security              Purchased   Share      at time of purchase       Broker
----------------------------------------------------------------------------------------------------------
11/01/96       Common stock             498.469   $10.00          $4,984.69             Kazvmi Castro

11/01/96       Common stock           2,387.604   $10.00          $23,876.04              Transcorp

11/01/96       Common stock             310.000   $10.00          $3,100.00            Jon C. Primanti

11/01/96       Common stock           4,500.000   $10.00          $45,000.00            Robert L Hicks

11/01/96       Common stock          25,000.000   $10.00          $250,000.00             Transcorp

11/01/96       Common stock           3,000.000   $10.00          $30,000.00            Weatherford T.
                                                                                           Clayton

11/01/96       Common stock             500.000   $10.00           $5,000.00           Henry E. Mendoza


                                      TARGET INCOME FUND, INC.
                                      (Name of Registrant)

                                      By: /s/ Eric M. Banhazl
                                          --------------------------------------
                                                        (Name)


                                          Secretary & Treasurer
                                          --------------------------------------
                                                      (Title)

Date of Statement:      November 5, 1996
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